Note 11 - Financial Instruments (Details Textual) - CAD ($)	12 Months Ended
	Aug. 31, 2018	Aug. 31, 2017
Statement Line Items [Line Items]
Allowance account for credit losses of financial assets at end of period	$ 0	$ 0
Impairment loss on financial assets	0	0
Possible effect of 1% change in interest rates on net income (loss)	4,000	10,000
Total current assets	1,322,307	1,922,088
Current liabilities	13,332,992	8,474,464
Working capital deficiency	12,010,685	$ 6,552,376
Possible effect of 10% change in exchange rate on the statements of comprehensive loss	$ 995,000